Offsetting of financial assets and liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	$ 340,858	$ 294,806
Derivative Liability, Gross amounts offset in the consolidated balance sheet	0	0
Derivative Liability, Net amount of liabilities presented in the consolidated balance sheet	340,858	294,806
Derivative, Gross amounts not offset in the balance sheet, Financial instruments	(294,054)	(285,471)
Derivative, Gross amounts not offset in the balance sheet, Cash collateral pledged	(35,648)	(6,031)
Derivative Liability, Gross amounts not offset in the balance sheet, Net amount	11,156	3,304
Securities Sold under Agreements to Repurchase [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	300,519	286,162
Derivative Liability, Gross amounts offset in the consolidated balance sheet	0	0
Derivative Liability, Net amount of liabilities presented in the consolidated balance sheet	300,519	286,162
Derivative, Gross amounts not offset in the balance sheet, Financial instruments	(294,054)	(285,471)
Derivative, Gross amounts not offset in the balance sheet, Cash collateral pledged	(6,465)	(691)
Derivative Liability, Gross amounts not offset in the balance sheet, Net amount	0	0
Derivative [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	40,339	8,644
Derivative Liability, Gross amounts offset in the consolidated balance sheet	0	0
Derivative Liability, Net amount of liabilities presented in the consolidated balance sheet	40,339	8,644
Derivative, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Derivative, Gross amounts not offset in the balance sheet, Cash collateral pledged	(29,183)	(5,340)
Derivative Liability, Gross amounts not offset in the balance sheet, Net amount	11,156	3,304
Designated as Hedging Instrument [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	40,287	8,572
Derivative Liability, Gross amounts offset in the consolidated balance sheet	0	0
Derivative Liability, Net amount of liabilities presented in the consolidated balance sheet	40,287	8,572
Trading Liabilities [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	52	72
Derivative Liability, Gross amounts offset in the consolidated balance sheet	0	0
Derivative Liability, Net amount of liabilities presented in the consolidated balance sheet	$ 52	$ 72